Commitments and Contingencies (Narrative) (Detail) $ in Millions		1 Months Ended												3 Months Ended					9 Months Ended		12 Months Ended
		Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) site	Jul. 31, 2019 USD ($)	May 31, 2019 USD ($) T	Mar. 31, 2019 USD ($) MMcf	Jan. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2017 petition	Apr. 30, 2017 USD ($) petition station	Aug. 31, 2016 T	Apr. 30, 2015 Facility	Sep. 30, 2019 USD ($) site	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) MMcf	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) site Indicator Facility gal	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Number of separate petitions for reconsideration granted | petition											2
Environmental Remediation Expense																			$ (113.0)
Impairment of assets and other charges														$ 85.0			$ 12.0		1,232.0	$ 147.0
Property, plant and equipment, net			$ 67,978.0											$ 67,978.0					67,978.0		$ 54,560.0	[1]
ARO incurred	[2]																		$ 2,404.0
Nuclear Obligations
Loss Contingencies [Line Items]
Maximum liability protection per nuclear incident amount															$ 13,900.0	$ 14,100.0
SOUTH CAROLINA
Loss Contingencies [Line Items]
Amount claimed by plaintiffs in legal matter											$ 100.0
Percentage claimed by plaintiffs in legal matter											100.00%
DESC
Loss Contingencies [Line Items]
Equity method investment, ownership percentage			55.00%											55.00%					55.00%
Contesting amount for filed liens in Fairfield country								$ 285.0
DESC | SCDOR [Member]
Loss Contingencies [Line Items]
Proposed assessment amount from audit									$ 410.0
Proportional share with NND project									100.00%
Virginia Electric and Power Company
Loss Contingencies [Line Items]
Environmental Remediation Expense																			$ (113.0)
Impairment of assets and other charges														$ 38.0					781.0
Property, plant and equipment, net			$ 32,402.0											32,402.0					32,402.0		30,521.0	[3]
Legislation requires for coal combustion residual | MMcf						6.8										6.8
ARO incurred	[2]																		2,403.0
Virginia Electric and Power Company | Cost of Landfills and Beneficial Reuse
Loss Contingencies [Line Items]
ARO incurred																$ 2,400.0		$ 131.0
Virginia Electric and Power Company | Increase In Property Plant And Equipment
Loss Contingencies [Line Items]
ARO incurred																1,300.0		46.0
Virginia Electric and Power Company | Increase In Regulatory Assets
Loss Contingencies [Line Items]
ARO incurred																		4.0
Virginia Electric and Power Company | Future Ash Pond and Landfill Closure Costs
Loss Contingencies [Line Items]
ARO incurred																202.0
Virginia Electric and Power Company | Other operations and maintenance
Loss Contingencies [Line Items]
ARO incurred																113.0		81.0
ARO incurred, after tax																$ 84.0		60.0
Virginia Electric and Power Company | Impairment of Assets and Other Charges
Loss Contingencies [Line Items]
Impairment of assets and other charges			17.0		$ 62.0	$ 369.0	$ 160.0
Asset impairment charges after tax			12.0		$ 46.0	275.0	$ 119.0
Virginia Electric and Power Company | Minimum
Loss Contingencies [Line Items]
Proposed revenue requirement						$ 225.0
Dominion Energy Gas Holdings, LLC
Loss Contingencies [Line Items]
Impairment of assets and other charges																	$ 1.0		13.0	$ 127.0
Property, plant and equipment, net			11,611.0											11,611.0					11,611.0		11,481.0	[4]
SCANA
Loss Contingencies [Line Items]
Litigation settlement, amount received from SCANA		$ 192.5
SCANA | DESC Ratepayer Case
Loss Contingencies [Line Items]
Escrow account																					2,000.0
Credit in future electric rate relief																					2,000.0
Cash payment				$ 117.0
Property, plant and equipment, net				$ 54.0																	115.0
SCANA | Other Current Liabilities
Loss Contingencies [Line Items]
Reserves			386.0											386.0					386.0
SCANA | Other Receivables
Loss Contingencies [Line Items]
Insurance receivables			$ 173.0											173.0					173.0
SCANA | Impairment of Assets and Other Charges
Loss Contingencies [Line Items]
Impairment of assets and other charges														38.0					316.0
Asset impairment charges after tax														$ 28.0					$ 236.0
SCANA | Minimum | DESC Ratepayer Case
Loss Contingencies [Line Items]
Proceeds from sale of property																					60.0
SCANA | Maximum [Member] | Common Stock
Loss Contingencies [Line Items]
Litigation settlement amount through stock issuance		$ 32.5
SCANA | Maximum [Member] | DESC Ratepayer Case
Loss Contingencies [Line Items]
Proceeds from sale of property																					$ 85.0
CCR | EPA
Loss Contingencies [Line Items]
Number of petition agreed for reconsideration | petition										2
Unfavorable Regulatory Action | EPA
Loss Contingencies [Line Items]
Electric generating station facilities heightened entrainment analysis per day | gal																			125
Unfavorable Regulatory Action | VDEQ
Loss Contingencies [Line Items]
Significant emission rate initial carbon cap | T					28,000,000.0
Significant emission rate ultimate carbon cap | T					19,600,000
Unfavorable Regulatory Action | CWA
Loss Contingencies [Line Items]
Number of facilities that may be subject to final regulations | Facility																			13
Unfavorable Regulatory Action | CWA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of mandatory facility-specific factors | Indicator																			5
Number of optional facility-specific factors | Indicator																			6
Number of facilities that may be subject to final regulations | Facility																			7
Unfavorable Regulatory Action | CWA | EPA
Loss Contingencies [Line Items]
Significant emission rate per rear CO2 equivalent | T												75,000
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site			22											22					22
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Former Gas Plant Site with Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Number of former sites | site																			1
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site			3											3					3
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Virginia Electric and Power Company | Former Gas Plant Site with Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Estimated compliance costs									$ 18.0									$ 18.0
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Virginia Electric and Power Company | Former Gas Plant Site with Post Closure Groundwater Monitoring Program | Other operations and maintenance
Loss Contingencies [Line Items]
Environmental Remediation Expense									16.0
Environmental Remediation Expense, net of tax									$ 12.0
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Dominion Energy Gas Holdings, LLC
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site			12											12					12
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | SCANA
Loss Contingencies [Line Items]
Estimated compliance costs			$ 10.0											$ 10.0					$ 10.0
Number of sites under investigation, remediation and monitoring | site																			4
Number of sites with an updated remediation work plan | site																			1
Updated remediation work plan, cost increase																			$ 8.0
Unfavorable Regulatory Action | CCR | EPA | Environmental Protection Agency Final Rule Regulating Management of CCRs | Facilities Subject to Coal Combustion Residual Final Rule
Loss Contingencies [Line Items]
Number of facilities with CCR | Facility													11
Unfavorable Regulatory Action | CCR | EPA | Virginia Electric and Power Company | Environmental Protection Agency Final Rule Regulating Management of CCRs | Facilities Subject to Coal Combustion Residual Final Rule
Loss Contingencies [Line Items]
Number of facilities with CCR | Facility													8
Number of stations | station											4

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Primarily related to future ash pond and landfill closure costs at certain utility generation facilities. See Note 18 for further information.
[3]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[4]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.